Discontinued operations - Results of combined Lumileds and Automative Lighting businesses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued operations [Line items]
Income tax expense, discontinued operations	€ 182	€ 181	€ 144
Income from discontinued operations	843	660	479
Discontinued operations [Member]
Discontinued operations [Line items]
Income from discontinued operations	843	660	479
Combined Lumileds and Automotive Lighting businesses [Member]
Discontinued operations [Line items]
Sales	804	1,711	1,619
Costs and expenses	(630)	(1,376)	(1,320)
Result on the sale of discontinued operations net of tax	(98)
Income before taxes	76	335	299
Income tax expense, discontinued operations	(25)	(53)	(66)
Income tax on the sale of discontinued operations	26
US tax reform act	(107)
Income from discontinued operations	€ (29)	€ 282	€ 233